Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 4,254,515	$ 5,172,080
Cash held by acting commodity futures brokers administrating open contracts	212,489,536	285,874,710
Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	3,098,093	2,825,771
Longest maturity date	Mar. 31, 2017	Mar. 31, 2016
Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 1,156,422	$ 2,346,309
Longest maturity date	Mar. 31, 2013	Mar. 31, 2012